Discontinued Operations - Schedule of Effect of Disposal on the Financial Position of the Group (Details) - USD ($)	10 Months Ended
	Nov. 08, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Accounts receivable				$ 946,944
Prepaid and other current assets		618,717	831,265	2,936,619
Inventory				436,833
Property and equipment		3,185,754	3,143,060	9,299,513
Right of use asset		520,686	222,517
Patents		438,677	452,384	466,714
Goodwill and customer list				8,483,412
Trade payables		(1,603,284)	(1,507,644)	(2,269,845)
Lease Liability		(172,949)	(90,504)
Deferred tax liability				$ (1,000,427)
Discontinued Operations [Member]
Statement Line Items [Line Items]
Accounts receivable	$ 396,037
Prepaid and other current assets	2,303,014
Inventory	774,404
Property and equipment	8,424,638
Right of use asset	880,577
Patents	29,696
Goodwill and customer list	6,718,953
Trade payables	(1,312,053)
Lease Liability	(695,733)
Deferred tax liability	(707,687)
Net assets disposed	16,811,846
(1) Consideration received in cash	8,000,000
(1) Cash given up	(480,874)
Consideration receivable	18,000,000
Net inflows	$ 25,519,126